Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule Of Inventories

	December 31,
(in thousands)	2012	2011
Finished goods and work-in-process	$265,017	$249,826
Raw materials	48,881	50,037
Stores, supplies, and other	8,776	6,922
	$322,674	$306,785